Preferred Stock - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Oct. 16, 2016	Dec. 31, 2015
Preferred Stock [Line Items]
Common stock, par value	$ 0.001		$ 0.001
Preferred stock, par value	$ 0.001		$ 0.001
Preferred Shares Rights Agreement [Member]
Preferred Stock [Line Items]
Common stock, par value		$ 0.001
Dividend payable, Record Date	Oct. 26, 2015
Preferred stock, par value		0.001
Rights exercise price		$ 6.69
Preferred Shares Rights Agreement, description	Each Right entitles the registered holder to purchase from the Company one one-thousandth of a share of Series A Participating Preferred Stock, par value $0.001 per share (“Preferred Shares”), of the Company at an exercise price of $6.69 per one one-thousandth of a Preferred Share, subject to adjustment.
Preferred Shares Rights Agreement [Member] | Minimum [Member]
Preferred Stock [Line Items]
Percentage of ownership restriction by person or group	20.00%